Warner Norcross & Judd LLP

Attorneys at Law

1500 Warner Building

150 Ottawa Avenue NW

Grand Rapids, Michigan 49503-2487

Telephone (616) 752-2000

Fax (616) 752-2500

March 16, 2020

EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	ChoiceOne Financial Services, Inc. Registration Statement on Form S-4

Ladies and Gentlemen:

Transmitted with this letter is a Form S-4 Registration Statement on behalf of ChoiceOne Financial Services, Inc.

This filing is transmitted electronically through the EDGAR system and is subject to Regulation S-T. Pursuant to Rule 309, only one copy of this electronically formatted document is transmitted. Pursuant to Rule 102, all exhibits to the registration statement are filed herewith in electronic format.

This firm has on file a manually signed counterpart of each signed document that appears in electronic format in the filing. We hereby undertake, on behalf of ChoiceOne Financial Services, Inc., to retain such signed documents for a period of five years and to furnish a copy of any such signed document to the Commission or its staff upon request.

This firm has previously transferred the sum of $1,994.93 to the Securities and Exchange Commission lockbox depository at the U.S. Bank of St. Louis, Missouri, in payment of the registration fee.

If the Commission has any comments or requires any further information, please contact me by phone at (616) 752-2716 or by fax at (616) 222-2716.

Very truly yours, /s/ Emily E. Cantor Emily E. Cantor